9. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Prepaid services		$ 45,795
Due from related party		211,580
Ownership percent		50.00%
Directors And Management Member
Amount payable for services	992,277	804,818
Garnet Range Resources, LLC Member
Biiled amount for services	0
Prepaid services	45,795
JunkermierClarkCampanellaStevensPCMember
Amount payable for services	181,422	151,255
Biiled amount for services	60,167	114,208
James Sears Member
Amount payable for services	0	0
Biiled amount for services	$ 9,000	$ 8,500